Cover	9 Months Ended
Feb. 28, 2022
Cover [Abstract]
Entity Registrant Name	NHMD HOLDINGS, INC.
Entity Central Index Key	0001409446
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	CO
Entity Tax Identification Number	46-3403755
Entity Address Address Line 1	15151 Springdale Street
Entity Address City Or Town	Huntington Beach
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92649
City Area Code	949
Local Phone Number	381-1834